GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
GOODWILL
Goodwill	$ 112,481	$ 135,651	$ 136,635
Changes in the carrying amount of goodwill by operating and reportable segments
Balance at the beginning of the period	135,651	136,635
Goodwill acquired during the year		6,646
Reclassified to assets held-for-sale		(3,214)
Foreign currency translation adjustment	278	6,972
Impairment of goodwill	0	(11,388)	0
Disposal of subsidiaries	(23,448)
Balance at the end of the period	112,481	135,651	136,635
Gross carrying value	124,189	147,330
Less: Accumulated impairment loss	(11,708)	(11,679)
Net carrying value	112,481	135,651	136,635
Number of subsidiaries disposed	2
Amount of goodwill derecognized on disposal date	23,448
Yuheng
Changes in the carrying amount of goodwill by operating and reportable segments
Disposal of subsidiaries	(23,448)
Amount of goodwill derecognized on disposal date	23,448
Yuanping
Changes in the carrying amount of goodwill by operating and reportable segments
Disposal of subsidiaries	(3,219)
Amount of goodwill derecognized on disposal date	3,219
Yunnan Province
GOODWILL
Goodwill	21,597	21,544
Changes in the carrying amount of goodwill by operating and reportable segments
Balance at the beginning of the period	21,544	19,036
Goodwill acquired during the year		6,646
Foreign currency translation adjustment	53	1,122
Impairment of goodwill		(5,260)
Balance at the end of the period	21,597	21,544
Net carrying value	21,597	21,544
Fujian Province
GOODWILL
Goodwill	47,431	70,760
Changes in the carrying amount of goodwill by operating and reportable segments
Balance at the beginning of the period	70,760	76,358
Reclassified to assets held-for-sale		(3,214)
Foreign currency translation adjustment	119	3,744
Impairment of goodwill		(6,128)
Balance at the end of the period	47,431	70,760
Net carrying value	47,431	70,760
Zhejiang Province
GOODWILL
Goodwill	43,453	43,347
Changes in the carrying amount of goodwill by operating and reportable segments
Balance at the beginning of the period	43,347	41,241
Foreign currency translation adjustment	106	2,106
Balance at the end of the period	43,453	43,347
Net carrying value	$ 43,453	$ 43,347